Summary of significant accounting policies - disaggregates revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of significant accounting policies
Total revenue	¥ 25,701,513	$ 3,673,691	¥ 18,742,196	¥ 15,571,322
Revenue recognized over time
Summary of significant accounting policies
Total revenue	25,287,458	3,614,507	18,742,196	15,571,322
Revenue recognized at a point in time
Summary of significant accounting policies
Total revenue	414,055	59,184
Adult education supporting services
Summary of significant accounting policies
Total revenue	16,639,576	2,378,407	¥ 18,742,196	¥ 15,571,322
Safety technology training services
Summary of significant accounting policies
Total revenue	8,417,926	1,203,231
Online course services
Summary of significant accounting policies
Total revenue	414,055	59,184
Customized equipment
Summary of significant accounting policies
Total revenue	¥ 229,956	$ 32,869